Net sales	6 Months Ended
Jun. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Net sales
2.1 Net sales
Net sales by sales channels:

	Three-month period ended June 30,		Six-month period ended June 30,
(CHF in millions)	2023	2022	2023	2022

Wholesale	280.8	186.0	564.0	338.3
Direct-to-Consumer	163.5	105.6	300.5	189.1
Net sales	444.3	291.7	864.5	527.3

Net sales by product groups:

	Three-month period ended June 30,		Six-month period ended June 30,
(CHF in millions)	2023	2022	2023	2022

Shoes	428.2	280.6	828.7	503.1
Apparel	13.4	9.2	30.3	20.6
Accessories	2.7	1.8	5.4	3.7
Net sales	444.3	291.7	864.5	527.3

On generates net sales primarily from the sale of premium performance shoes, apparel, and accessories. On has two sales channels being Wholesale and Direct-to-Consumer (DTC). The wholesale sales channel involves sales to wholesale customers (e.g. large retailers or retail associations) and international distributors (in markets where On does not have local sales teams) and which have the intention of re-selling the goods. The DTC sales channel includes sales to end customers directly through On’s e-commerce platform as well as through its own retail stores.

Net sales by geographic regions (based on the location of the counterparty):

	Three-month period ended June 30,		Six-month period ended June 30,
(CHF in millions)	2023	2022	2023	2022

Europe, Middle East and Africa	113.6	88.1	232.2	166.6
Americas	296.6	185.6	566.8	326.4
Asia-Pacific	34.1	17.9	65.5	34.4
Net sales	444.3	291.7	864.5	527.3

As announced through Current Report on Form 6-k filed with the U.S. Securities and Exchange Commission on May 2, 2023, effective in the first quarter of 2023, the Company updated its reporting of Net Sales by geography. Specifically, “Rest of World”, which represented Middle East, Africa and Latin America, is no longer being reported as a geographic location. Instead, Middle East and Africa is now combined with Europe and called Europe, Middle East & Africa (“EMEA”), and Latin America is now part of the new geographic location called Americas (replacing North America as a geographic location).
The new reporting of net sales by geography has no impact on previously reported consolidated historical total net sales or financial results. The new reporting of net sales by geography includes a reallocation of CHF 8.8 million and CHF 14.7 million from Rest of World, for the three-month period and six-month period ended June 30, 2022, respectively, to EMEA in the amount of CHF 4.9 million and CHF 8.3 million, and to Americas in the amount of CHF 3.9 million and CHF 6.4 million, for three-month period and six-month period ended June 30, 2022, respectively. The below table includes Net Sales by geography previously reported for the three-month period and six-month period ended June 30, 2022.
Net sales by geographic regions as previously reported:

	Three-month period ended June 30,	Six-month period ended June 30,
(CHF in millions)	2022	2022

Europe	83.3	158.2
North America	181.7	320.1
Asia-Pacific	17.9	34.4
Rest of world	8.8	14.6
Net Sales	291.7	527.3
Due to its fragmented customer base, there is no single customer who accounts for more than 10% of total net sales. For details on assets and liabilities related to contracts with customers refer to 3.1 Trade receivables and 3.6 Other current operating assets and liabilities, respectively. Trade receivables as shown in the balance sheet relate to the sale of products and other revenue.